UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Report to Stockholders.

Semi-Annual Report

DECEMBER 31, 2013

BBH Money Market Fund

BBH MONEY MARKET FUND
PORTFOLIO ALLOCATION
December 31, 2013 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Certificates of Deposit	$354,550,444	17.2%
Commercial Paper	94,989,182	4.6
Municipal Bonds	109,343,000	5.3
U.S. Government Agency Obligations	576,255,102	27.9
U.S. Treasury Bills	589,964,561	28.6
Time Deposits	123,000,000	6.0
Repurchase Agreements	155,000,000	7.5
Cash and Other Assets in Excess of Liabilities	60,523,855	2.9
NET ASSETS	$2,063,626,144	100.0%

All data as of December 31, 2013. The BBH Money Market Fund’s (The “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
December 31, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (17.2%)
$53,000,000	Bank of Montreal	02/10/14	0.170%	$53,000,000
18,000,000	Bank of Nova Scotia	01/23/14	0.170	18,000,000
30,000,000	Bank of Nova Scotia	03/17/14	0.150	30,000,000
33,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	02/07/14	0.190	33,000,000
18,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	03/17/14	0.190	18,000,188
31,300,000	Deutsche Bank AG	02/28/14	0.230	31,300,000
50,200,000	DnB Bank ASA	02/06/14	0.155	50,200,000
46,100,000	Standard Chartered Bank	01/15/14	0.170	46,100,000
45,000,000	Svenska Handelsbanken	02/11/14	0.155	45,000,256
29,950,000	UBS AG	04/02/14	0.180	29,950,000
	Total Certificates of Deposit
	(Identified cost $354,550,444)			354,550,444

	COMMERCIAL PAPER (4.6%)
25,000,000	ING US Funding LLC[1]	01/16/14	0.200	24,997,917
10,000,000	ING US Funding LLC[1]	02/10/14	0.290	9,996,778
15,000,000	ING US Funding LLC[1]	03/03/14	0.210	14,994,662
45,000,000	National Australia Funding
	Delaware, Inc.[1,2]	01/02/14	0.140	44,999,825
	Total Commercial Paper
	(Identified cost $94,989,182)			94,989,182

	MUNICIPAL BONDS (5.3%)
14,000,000	California State Health Facilities
	Financing Authority[3]	01/07/14	0.040	14,000,000
9,290,000	Charlotte, North Carolina[3]	01/07/14	0.060	9,290,000
14,000,000	Connecticut State Health & Educational
	Facility Authority[3]	01/07/14	0.030	14,000,000
9,830,000	Illinois State Finance Authority[3]	01/07/14	0.050	9,830,000
10,990,000	Kansas State Department of
	Transportation[3]	01/07/14	0.040	10,990,000
12,913,000	Massachusetts State Development
	Finance Agency[3]	01/07/14	0.050	12,913,000
12,100,000	Massachusetts State Health &
	Educational Facilities Authority[3]	01/07/14	0.030	12,100,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2013	3

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$13,425,000	New Hampshire State Health & Education
	Facilities Authority[3]	01/07/14	0.040%	$13,425,000
12,795,000	University of Michigan[3]	01/07/14	0.040	12,795,000
	Total Municipal Bonds
	(Identified cost $109,343,000)			109,343,000

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (27.9%)
40,000,000	Fannie Mae Discount Notes[1]	01/02/14	0.045	39,999,950
16,000,000	Fannie Mae Discount Notes[1]	01/03/14	0.020	15,999,982
75,000,000	Fannie Mae Discount Notes[1,4]	01/09/14	0.040	74,999,333
35,000,000	Fannie Mae Discount Notes[1]	01/22/14	0.040	34,999,183
20,000,000	Fannie Mae Discount Notes[1]	03/12/14	0.090	19,996,500
30,000,000	Federal Home Loan Bank
	Discount Notes[1]	01/03/14	0.065	29,999,892
60,000,000	Federal Home Loan Bank
	Discount Notes[1,4]	01/22/14	0.045	59,998,425
30,000,000	Federal Home Loan Bank
	Discount Notes[1]	03/12/14	0.095	29,994,459
60,000,000	Federal Home Loan Bank
	Discount Notes[1,4]	03/14/14	0.090	59,989,200
15,000,000	Federal Home Loan Bank
	Discount Notes[1]	04/09/14	0.095	14,996,121
40,000,000	Freddie Mac Discount Notes[1]	01/03/14	0.030	39,999,933
20,000,000	Freddie Mac Discount Notes[1]	01/27/14	0.045	19,999,350
50,000,000	Freddie Mac Discount Notes[1]	02/03/14	0.065	49,997,021
10,300,000	Freddie Mac Discount Notes[1]	02/11/14	0.060	10,299,296
50,000,000	Freddie Mac Discount Notes[1]	03/12/14	0.080	49,992,222
15,000,000	Freddie Mac Discount Notes[1]	03/24/14	0.085	14,997,096
10,000,000	Freddie Mac Discount Notes[1]	04/14/14	0.100	9,997,139
	Total U.S. Government Agency Obligations
	(Identified cost $576,255,102)			576,255,102

The accompanying notes are an integral part of these financial statements.

4

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (28.6%)
$100,000,000	U.S. Treasury Bill[1,4]	01/02/14	0.006%	$99,999,982
30,000,000	U.S. Treasury Bill[1]	01/09/14	0.035	29,999,767
30,000,000	U.S. Treasury Bill[1]	01/16/14	0.030	29,999,631
50,000,000	U.S. Treasury Bill[1]	01/23/14	0.031	49,999,053
75,000,000	U.S. Treasury Bill[1,4]	02/06/14	0.035	74,997,375
35,000,000	U.S. Treasury Bill[1]	02/20/14	0.019	34,999,101
50,000,000	U.S. Treasury Bill[1]	03/06/14	0.046	49,995,955
100,000,000	U.S. Treasury Bill[1,4]	03/13/14	0.055	99,989,153
50,000,000	U.S. Treasury Bill[1]	03/20/14	0.058	49,993,717
70,000,000	U.S. Treasury Bill[1,4]	03/27/14	0.056	69,990,827
	Total U.S. Treasury Bills
	(Identified cost $589,964,561)			589,964,561

	TIME DEPOSITS (6.0%)
58,000,000	Citibank N.A.	01/02/14	0.040	58,000,000
65,000,000	Wells Fargo	01/02/14	0.110	65,000,000
	Total Time Deposits
	(Identified cost $123,000,000)			123,000,000

	REPURCHASE AGREEMENTS (7.5%)
35,000,000	BNP Paribas (Agreement dated 12/31/13
	collateralized by FHLMC 3.000%-5.500%,
	due 01/01/18-07/01/43, value $10,955,833,
	FNMA 2.500%-6.500%, due 01/01/19-
	08/01/43, value $16,844,409, GNMA
	3.500%-6.000%, due 05/15/25-02/15/42,
	value $7,899,758)	01/02/14	0.005	35,000,000
10,000,000	Deutsche Bank Securities, Inc.
	(Agreement dated 12/31/13
	collateralized by GNMA 5.000%,
	due 08/15/41-10/20/43, value $149,895,
	FHLMC 3.500%-5.500%, due 11/01/33-
	06/01/43, value $10,050,106)	01/02/14	0.020	10,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2013	5

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$55,000,000	RBC Capital Markets (Agreement dated
	12/31/13 collateralized by FHLMC 3.500%,
	due 08/01/42, value $56,100,000)	01/02/14	0.005%	$55,000,000
55,000,000	Societe Generale (Agreement dated
	12/31/13 collateralized by FNMA
	2.466%-4.638%, due 10/01/19-02/01/43,
	value $56,114,517)	01/02/14	0.010	55,000,000
	Total Repurchase Agreements
	(Identified cost $155,000,000)			155,000,000

TOTAL INVESTMENTS (Identified cost $2,003,102,289)			97.1%	$2,003,102,289
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.9%	60,523,855
NET ASSETS			100.0%	$2,063,626,144

[1]	Coupon represents a yield to maturity.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at December 31, 2013 was $44,999,825 or 2.2% of net assets.
[3]	Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December 31, 2013 coupon or interest rate.
[4]	Coupon represents a weighted average yield.

Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

6

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2013 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2013	7

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2013 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Potential level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At December 31, 2013, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

8

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of December 31, 2013
Certificates of Deposit	—	$354,550,444	—	$354,550,444
Commercial Paper	—	94,989,182	—	94,989,182
Municipal Bonds	—	109,343,000	—	109,343,000
U.S. Government Agency
Obligations	—	576,255,102	—	576,255,102
U.S. Treasury Bills	—	589,964,561	—	589,964,561
Time Deposits	—	123,000,000	—	123,000,000
Repurchase Agreements	—	155,000,000	—	155,000,000
Total Investments,
at value	—	$2,003,102,289	—	$2,003,102,289

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of December 31, 2013, based on the valuation input levels on June 30, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2013	9

BBH MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2013 (unaudited)

ASSETS:
Investments (Including repurchase agreements of $155,000,000)	$2,003,102,289
Cash	189,164
Receivables for:
Shares sold	60,463,024
Interest	130,735
Prepaid assets	16,705
Total Assets	2,063,901,917

LIABILITIES:
Payables for:
Shareholder servicing fees	78,509
Professional fees	66,579
Dividends declared	38,105
Investment advisory and administrative fees	22,461
Custody and fund accounting fees	11,142
Distribution fees	2,749
Transfer agent fees	1,804
Accrued expenses and other liabilities	54,424
Total Liabilities	275,773
NET ASSETS	$2,063,626,144

Net Assets Consist of:
Paid-in capital	$2,063,623,899
Accumulated net investment income	2,245
Net Assets	$2,063,626,144

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,446,591,386 ÷ 1,446,591,174 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($617,034,758 ÷ 617,034,398 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the six months ended December 31, 2013 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$844,923
Expenses:
Investment advisory and administrative fees	2,136,508
Shareholder servicing fees	1,675,421
Custody and fund accounting fees	88,772
Board of Trustees’ fees	48,730
Professional fees	35,685
Distribution fees	15,276
Transfer agent fees	8,937
Miscellaneous expenses	67,120
Total Expenses	4,076,449
Investment advisory and administrative fee/shareholder
servicing fee waivers	(3,319,543)
Expense offset arrangement	(4,557)
Net Expenses	752,349
Net Investment Income	$92,574

NET REALIZED GAIN:
Net realized gain on investments	1,691
Net Increase in Net Assets Resulting from Operations	$94,265

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2013	11

BBH MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended December 31, 2013 (unaudited)	For the year ended June 30, 2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$92,574	$165,789
Net realized gain on investments	1,691	14,442
Net increase in net assets resulting
from operations	94,265	180,231
Distributions declared:
From net investment income:
Regular Shares	(66,932)	(127,141)
Institutional Shares	(27,289)	(52,947)
Total distributions declared	(94,221)	(180,088)
From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold	2,773,570,746	5,293,971,875
Fund shares issued in connection with
reinvestments of dividends	12,199	9,123,232
Fund shares repurchased	(2,423,196,007)	(5,129,405,939)
Net increase in net assets resulting from
fund share transactions	350,386,938	173,689,168
Total increase in net assets	350,386,982	173,689,311

NET ASSETS:
Beginning of period	1,713,239,162	1,539,549,851
End of period (including accumulated net investment
income of $2,245 and $2,201, respectively)	$2,063,626,144	$1,713,239,162

The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each period

	For the six months ended December 31, 2013 (unaudited)	For the years ended June 30,
		2013	2012	2011	2010	2009
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%	1.10%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,447	$1,181	$1,006	$1,119	$1,116	$1,717
Ratio of expenses to average
net assets before reductions	0.50%[5]	0.51%	0.52%	0.52%	0.51%	0.52%
Expense reimbursement	0.42%[3,5]	0.38%[3]	0.36%[3]	0.23%[3]	0.10%[3]	—
Expense offset arrangement	0.00%[4,5]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average
net assets net of reductions	0.08%[5]	0.13%	0.16%	0.29%	0.41%	0.52%
Ratio of net investment income
to average net assets	0.01%[5]	0.01%	0.01%	0.01%	0.00%[4]	1.07%

[1]	Calculated using average shares outstanding for the period.
[2]	Less then 0.01 per share.
[3]	During the period ended December 31, 2013 and the fiscal years ended June 30, 2013, 2012, 2011 and 2010 the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $2,842,164, $4,803,182, $4,247,736, $2,665,689 and $1,444,177, respectively.
[4]	Less than 0.01%.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2013	13

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each period

	For the six months ended December 31, 2013 (unaudited)	For the years ended June 30,
		2013	2012	2011	2010	2009
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.01
Distributions to shareholders from
net investment income	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)	0.00 [2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.04%	0.16%	1.35%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$617	$532	$534	$594	$586	$989
Ratio of expenses to average
net assets before reductions	0.26%[5]	0.26%	0.27%	0.27%	0.26%	0.27%
Expense reimbursement	0.18%[3,5]	0.13%[3]	0.11%[3]	0.01%[3]	—	—
Expense offset arrangement	0.00%[4,5]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average
net assets net of reductions	0.08%[5]	0.13%	0.16%	0.26%	0.26%	0.27%
Ratio of net investment income
to average net assets	0.01%[5]	0.01%	0.01%	0.04%	0.16%	1.29%

[1]	Calculated using average shares outstanding for the period.
[2]	Less then $0.01 per share.
[3]	During the period ended December 31, 2013 and the fiscal years ended June 30, 2013, 2012, 2011, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $477,379, $666,139, $699,105 and $61,661, respectively.
[4]	Less then 0.01%.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At December 31, 2013, there were five series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities
FINANCIAL STATEMENT DECEMBER 31, 2013	15

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (unaudited)

subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification Income Taxes 740 (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of December 31, 2013, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended December 31, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually. The Fund declared dividends in the amounts of $66,932 and
16

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (unaudited)

$27,289 to Regular and Institutional shareholders, respectively, during the six months ended December 31, 2013. The tax character of distributions paid during the fiscal years ended June 30, 2013 and 2012, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2013:	$180,088	—	$180,088	$180,088
2012:	180,057	—	180,057	180,057

As of June 30, 2013 and 2012, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2013:	$35,455	—	$35,455	—	$(33,254)	—	$2,201
2012:	36,034	—	36,034	—	(35,193)	—	841

The Fund did not have a net capital loss carry forward at June 30, 2013.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by future capital loss carryforwards, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
FINANCIAL STATEMENT DECEMBER 31, 2013	17

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (unaudited)

3.	Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update was issued to narrow the broad scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities,” which was issued in December 2011. This update requires an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The required disclosures for both pronouncements are effective for annual reporting periods starting from January 1, 2013 and interim periods within those annual periods and apply retrospectively for all periods being reported.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of December 31, 2013 are shown on a gross basis and the required disclosures under ASU 2013-01 are shown in the portfolio of investments.

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”), through a separately identifiable department (“SID” or “Investment Adviser”), provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended December 31, 2013, the Fund incurred $2,136,508 for services under the Agreement.
18

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (unaudited)

B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, the BBH voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the BBH. For the six months ended December 31, 2013, the BBH waived fees in the amount of $1,519,558 and $477,379 for Regular Shares and Institutional Shares, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.25% of the Regular Shares average daily net assets. For the six months ended December 31, 2013, the Regular Shares of the Fund incurred $1,675,421 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended December 31, 2013, BBH waived fees in the amount of $1,322,606.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the six months ended December 31, 2013, the Fund incurred $88,772 in custody and fund accounting fees. These fees for the Fund were reduced by $4,557 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended December 31, 2013, was $3,505.
FINANCIAL STATEMENT DECEMBER 31, 2013	19

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (unaudited)

F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2013, the Fund incurred $48,730 in non-interested Trustee compensation and reimbursements.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:
	For the six months ended December 31, 2013 (unaudited)		For the year ended June 30, 2013
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	1,857,475,543	$1,857,475,543	4,117,229,112	$4,117,229,112
Shares issued in connection
with reinvestments of
dividends	2,501	2,501	8,012,982	8,012,982
Shares repurchased	(1,591,904,963)	(1,591,904,963)	(3,950,191,341)	(3,950,191,341)
Net increase	265,573,081	$265,573,081	175,050,753	$175,050,753
Institutional Shares
Shares sold	916,095,203	$916,095,203	1,176,742,763	$1,176,742,763
Shares issued in connection
with reinvestments of
dividends	9,698	9,698	1,110,250	1,110,250
Shares repurchased	(831,291,044)	(831,291,044)	(1,179,214,598)	(1,179,214,598)
Net increase (decrease)	84,813,857	$84,813,857	(1,361,585)	$(1,361,585)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

20

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (unaudited)

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in material dilution or other unfair results to shareholders (amortized cost risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (selection risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal securities risk). The U.S. Securities and Exchange Commission and other regulators may adopt additional money market fund regulations which may impact the operation and performance of the Fund (regulatory risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The absence of an active market for variable and floating rate securities could make it difficult for the Fund to dispose of such securities if the issuer defaults (variable and floating rate instrument risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since December 31, 2013 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENT DECEMBER 31, 2013	21

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES
December 31, 2013 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2013 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period July 1, 2013 to December 31, 2013[1]
Regular Shares
Actual	$1,000	$1,000	$0.40
Hypothetical[2]	$1,000	$1,025	$0.41

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period July 1, 2013 to December 31, 2013[1]
Institutional Shares
Actual	$1,000	$1,000	$0.40
Hypothetical[2]	$1,000	$1,025	$0.41

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.08% and 0.08% for Regular and Institutional Shares, respectively, multiplied by 184/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT DECEMBER 31, 2013	23

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION
December 31, 2013 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in-person meeting on December 10, 2013, to consider whether to renew the Agreement between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 10, 2013, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including portfolio management, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, fund accounting and shareholder servicing services to the Fund.

24

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2013 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund as well as the level of Fund performance in the context of its review of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the investment results that the Investment Adviser was able to achieve for the Fund.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2013, and for the prior two-year period. The data also

FINANCIAL STATEMENT DECEMBER 31, 2013	25

BBH MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2013 (unaudited)

included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by Investment Adviser and BBH .The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee schedule. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

26

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST
December 31, 2013 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENT DECEMBER 31, 2013	27

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST (continued)
December 31, 2013 (unaudited)

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

28

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST (continued)
December 31, 2013 (unaudited)

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT DECEMBER 31, 2013	29

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY
NEW YORK, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz___________________

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz___________________

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: March 10, 2014

By: (Signature and Title)

/s/ Charles H. Schreiber_________________

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: March 10, 2014